STOCKHOLDERS’ EQUITY (Details Narrative) £ / shares in Units, $ / shares in Units, £ in Millions										6 Months Ended		12 Months Ended
	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 GBP (£) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jul. 22, 2020 shares	Jul. 08, 2020 USD ($) $ / shares shares	Jul. 08, 2020 GBP (£) shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Jul. 05, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) £ / shares	Dec. 31, 2018 USD ($)	Mar. 22, 2021 £ / shares shares	Feb. 22, 2021	Jul. 09, 2020 $ / shares	Jul. 09, 2020 £ / shares	Jul. 08, 2020 £ / shares	Feb. 18, 2020 £ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock	$ 2,000,000.0	£ 1.4			$ 9,700,000	£ 7.7	$ 28,600,000	£ 22.0		$ 24,800,000	$ 23,129,000	$ 33,014,000
Payments of stock issuance costs					$ 9,000,000.0	£ 7.1	$ 27,200,000	£ 20.9
Number of common stock issued	1,300,000	1,300,000	31,000,000		21,898,400	21,898,400	44,000,000	44,000,000
Shares issued per share | (per share)					$ 0.44		$ 0.65												$ 0.44	£ 35	£ 35	£ 50
Warrant or Right, Reason for Issuance, Description			assumed 240,000 units to purchase the Company’s common stock and warrants				A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37 per share and is exercisable for five years from the date of issuance.	A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37 per share and is exercisable for five years from the date of issuance.
Warrant exercise price per share | (per share)			$ 1.51				$ 1.37										£ 1.10					100
Warrants and Rights Outstanding, Term							5 years
Proceeds from issuance of warrants | $			$ 418,000								3,270,000	$ 3,270,000
Share price of option | $ / shares												$ 0.96		$ 1.16
Number of shares vested												224,949		9,686
Stock based compensation expense | $												$ 331,000		$ 340,000		$ 363,000
Unrecognized stock-based compensation expense | $										$ 67,000		$ 344	$ 344
Stock based compensation recognition, period										11 months 12 days		1 year 3 months 25 days
Representative units			240,000
[custom:UnitsDescription]			Each unit is for 8.28465 common shares and a warrant to purchase 3.76575 common share at a price of $1.39 per common share
Shares exercisable date			Aug. 28, 2023
Options to purchase shares												262,093		538,596
L O A C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $			$ 25,000,000.0
Payments of stock issuance costs | $			$ 23,000,000.0
Number of common stock issued			16,400,000
Shares issued per share | £ / shares																	1.10
Warrant exercise price per share | (per share)			$ 1.51														1.10
L O A C Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $			$ 11,500,000
Payments of stock issuance costs | $			$ 7,700,000
Shares issued per share | $ / shares			$ 1.51
2015 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value | $												$ 853,000	$ 853,000	$ 1,211,000	$ 1,211,000
Percentage of common shares issued										10.00%		10.00%
Number of shares available for issuance									538,596			12,661,738	12,661,738
Options vesting period									3 years
Weighted average remaining contractual life, options outstanding												8 years 2 months 26 days
Weighted average remaining contractual life, options vested												7 years 14 days
Weighted average remaining contractual life, options expected to vest												8 years 2 months 1 day
Share price of option | (per share)									$ 0.0033	$ 0.0034		$ 1.7626	$ 1.29	$ 1.3114	$ 1.00
Intrinsic value, options exercisable | $												$ 413,000	$ 413,000	$ 13,000	$ 13,000
Intrinsic value, options expected to vest | $												375,000	$ 375,000	96,000	$ 96,000
Number of shares vested										166,667
Stock based compensation expense | $										$ 85,000	$ 139,000	$ 56,000		$ 34,000
Fair value of options granted | $									$ 626,000
Number of shares available for issuance										17,613,009
Options to purchase shares										417,088
2015 Long Term Incentive Plan [Member] | Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested				21,352								166,667
2015 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested												74,074
Vesting description												vest over an 18-month period
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued			4,300,000
Warrant or Right, Reason for Issuance, Description							A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37) per share and is exercisable for five years from the date of issuance.	A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37) per share and is exercisable for five years from the date of issuance.
Warrant exercise price per share | (per share)							$ 1.37															£ 100
Warrants and Rights Outstanding, Term							5 years											5 years
Warrants to purchase common stock							22
Proceeds from issuance of warrants | $			$ 1,037,000				$ 3,270,000
Intrinsic value | $							$ 8,688,000
Number of warrants issued							22,000,000	22,000,000
Warrant [Member] | L O A C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share | (per share)			$ 1.53														£ 1.10
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued			16,300,000							17,685,012	44,000,000	65,898,400,000
Warrants to purchase common stock			7,530,000														7,530,000
Public Warrants [Member] | L O A C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock			15,100,000														15,100,000
Number of warrants issued			4,000,000.0